Performance Management	Jan. 28, 2026
Service Class Shares C000222972 [Member]
Prospectus [Line Items]
Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 8.76% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -8.24% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	8.76%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(8.24%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Availability Website Address [Text]	www.evaluatorfunds.com
Performance Availability Phone [Text]	855.621.9877
Service Class Shares C000222968 [Member]
Prospectus [Line Items]
Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 10.81% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -10.54% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	10.81%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	10.54%
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Availability Website Address [Text]	www.evaluatorfunds.com
Performance Availability Phone [Text]	855.621.9877
Service Class Shares C000222969 [Member]
Prospectus [Line Items]
Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 14.25% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -14.75% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	14.25%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	14.75%
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Availability Website Address [Text]	www.evaluatorfunds.com
Performance Availability Phone [Text]	855.621.9877
Service Class Shares C000222971 [Member]
Prospectus [Line Items]
Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 17.46% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -17.50% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	17.46%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	17.50%
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Availability Website Address [Text]	www.evaluatorfunds.com
Performance Availability Phone [Text]	855.621.9877
Service Class Shares C000222970 [Member]
Prospectus [Line Items]
Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 21.02% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -19.30% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	21.02%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	19.30%
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Availability Website Address [Text]	www.evaluatorfunds.com
Performance Availability Phone [Text]	855.621.9877
Service Class Shares C000222967 [Member]
Prospectus [Line Items]
Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 21.93% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -22.02% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	21.93%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	22.02%
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Availability Website Address [Text]	www.evaluatorfunds.com
Performance Availability Phone [Text]	855.621.9877
R4 Class Shares C000229455 [Member]
Prospectus [Line Items]
Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 8.75% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -8.40% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	8.75%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	8.40%
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Availability Website Address [Text]	www.evaluatorfunds.com
Performance Availability Phone [Text]	855.621.9877
R4 Class Shares C000229451 [Member]
Prospectus [Line Items]
Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 10.76% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -10.66% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	10.76%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	10.66%
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Availability Website Address [Text]	www.evaluatorfunds.com
Performance Availability Phone [Text]	855.621.9877
R4 Class Shares C000229452 [Member]
Prospectus [Line Items]
Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 14.13% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -14.63% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	14.13%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	14.63%
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Availability Website Address [Text]	www.evaluatorfunds.com
Performance Availability Phone [Text]	855.621.9877
R4 Class Shares C000229454 [Member]
Prospectus [Line Items]
Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 17.44% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -17.56% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	17.44%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	17.56%
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Availability Website Address [Text]	www.evaluatorfunds.com
Performance Availability Phone [Text]	855.621.9877
R4 Class Shares C000229453 [Member]
Prospectus [Line Items]
Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 21.02% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -19.36% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	21.02%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(19.36%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Availability Website Address [Text]	www.evaluatorfunds.com
Performance Availability Phone [Text]	855.621.9877
R4 Class Shares C000229450 [Member]
Prospectus [Line Items]
Bar Chart Closing [Text Block]

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 21.78% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -22.04% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	21.78%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(22.04%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Availability Website Address [Text]	www.evaluatorfunds.com
Performance Availability Phone [Text]	855.621.9877
Service Class Shares C000222972 [Member] | THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund commenced operations as a series of the Trust following the completion of the reorganization of the corresponding series of World Funds Trust with the same name and managed by the Adviser (the “Predecessor Fund”) into the Fund, which occurred on May 21, 2021 (the “Reorganization”). The investment objective, strategy, policies, guidelines and restrictions of the Fund were and continue to be, in all material respects, the same as those of the Predecessor Fund at the time of the Reorganization. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance information prior to May 21, 2021 included herein is that of the Predecessor Fund. Performance information prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund of which the Predecessor Fund was the successor.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated Fund performance information can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 855.621.9877.

E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND

(SERVICE CLASS)

Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS(1)
Bar Chart [Table]

(1)	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Very Conservative Risk Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 8.76% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -8.24% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance [Table]
The E-Valuator Very Conservative (0%-15%) RMS Fund – Service Class	1 Year	5 Years	10 Years
Return Before Taxes	8.96%	1.92%	3.37%
Return After Taxes on Distributions(1)	7.38%	0.24%	2.15%
Return After Taxes on Distributions and Sale of Fund Shares(2)	5.34%	0.76%	2.19%
Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

Service Class Shares C000222968 [Member] | THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund commenced operations as a series of the Trust following the completion of the reorganization of the corresponding series of World Funds Trust with the same name and managed by the Adviser (the “Predecessor Fund”) into the Fund, which occurred on May 21, 2021 (the “Reorganization”). The investment objective, strategy, policies, guidelines and restrictions of the Fund were and continue to be, in all material respects, the same as those of the Predecessor Fund at the time of the Reorganization. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance information prior to May 21, 2021 included herein is that of the Predecessor Fund. Performance information prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund of which the Predecessor Fund was the successor.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated Fund performance information can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 855.621.9877.

E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND

(SERVICE CLASS)

Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS(1)
Bar Chart [Table]

(1)	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Conservative Risk Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 10.81% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -10.54% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance [Table]
The E-Valuator Conservative (15%-30%) RMS Fund – Service Class	1 Year	5 Years	10 Years
Return Before Taxes	11.01%	3.10%	4.97%
Return After Taxes on Distributions(1)	9.64%	1.15%	3.47%
Return After Taxes on Distributions and Sale of Fund Shares(2)	6.59%	1.58%	3.37%
Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

Service Class Shares C000222969 [Member] | THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund commenced operations as a series of the Trust following the completion of the reorganization of the corresponding series of World Funds Trust with the same name and managed by the Adviser (the “Predecessor Fund”) into the Fund, which occurred on May 21, 2021 (the “Reorganization”). The investment objective, strategy, policies, guidelines and restrictions of the Fund were and continue to be, in all material respects, the same as those of the Predecessor Fund at the time of the Reorganization. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance information prior to May 21, 2021 included herein is that of the Predecessor Fund. Performance information prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund of which the Predecessor Fund was the successor.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated Fund performance information can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 855.621.9877.

E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND

(SERVICE CLASS)

Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS(1)
Bar Chart [Table]

(1)	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Tactically Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 14.25% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -14.75% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance [Table]
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund – Service Class	1 Year	5 Years	10 Years
Return Before Taxes	13.00%	4.22%	5.86%
Return After Taxes on Distributions(1)	11.07%	2.46%	4.36%
Return After Taxes on Distributions and Sale of Fund Shares(2)	8.05%	2.61%	4.07%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

Service Class Shares C000222971 [Member] | THE E-VALUATOR MODERATE (50%-70%) RMS FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund commenced operations as a series of the Trust following the completion of the reorganization of the corresponding series of World Funds Trust with the same name and managed by the Adviser (the “Predecessor Fund”) into the Fund, which occurred on May 21, 2021 (the “Reorganization”). The investment objective, strategy, policies, guidelines and restrictions of the Fund were and continue to be, in all material respects, the same as those of the Predecessor Fund at the time of the Reorganization. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance information prior to May 21, 2021 included herein is that of the Predecessor Fund. Performance information prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund of which the Predecessor Fund was the successor.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated Fund performance information can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 855.621.9877.

E-VALUATOR MODERATE (50%-70%) RMS FUND

(SERVICE CLASS)

Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS(1)
Bar Chart [Table]

(1)	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Moderate Risk Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 17.46% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -17.50% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance [Table]
The E-Valuator Moderate (50%-70%) RMS Fund – Service Class	1 Year	5 Years	10 Years
Return Before Taxes	15.78%	5.76%	7.77%
Return After Taxes on Distributions(1)	13.06%	3.37%	5.79%
Return After Taxes on Distributions and Sale of Fund Shares(2)	10.79%	3.67%	5.53%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

Service Class Shares C000222970 [Member] | THE E-VALUATOR GROWTH (70%-85%) RMS FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund commenced operations as a series of the Trust following the completion of the reorganization of the corresponding series of World Funds Trust with the same name and managed by the Adviser (the “Predecessor Fund”) into the Fund, which occurred on May 21, 2021 (the “Reorganization”). The investment objective, strategy, policies, guidelines and restrictions of the Fund were and continue to be, in all material respects, the same as those of the Predecessor Fund at the time of the Reorganization. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance information prior to May 21, 2021 included herein is that of the Predecessor Fund. Performance information prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund of which the Predecessor Fund was the successor.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated Fund performance information can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 855.621.9877.

E-VALUATOR GROWTH (70%-85%) RMS FUND

(SERVICE CLASS)

Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS(1)
Bar Chart [Table]

(1)	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Growth Risk Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 21.02% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -19.30% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance [Table]
The E-Valuator Growth (70%-85%) RMS Fund – Service Class	1 Year	5 Years	10 Years
Return Before Taxes	17.78%	7.01%	9.16%
Return After Taxes on Distributions(1)	12.68%	4.35%	6.88%
Return After Taxes on Distributions and Sale of Fund Shares(2)	13.36%	4.72%	6.64%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

Service Class Shares C000222967 [Member] | THE E-VALUATOR AGGRESSIVE GROWTH (85%-99%) RMS FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund commenced operations as a series of the Trust following the completion of the reorganization of the corresponding series of World Funds Trust with the same name and managed by the Adviser (the “Predecessor Fund”) into the Fund, which occurred on May 21, 2021 (the “Reorganization”). The investment objective, strategy, policies, guidelines and restrictions of the Fund were and continue to be, in all material respects, the same as those of the Predecessor Fund at the time of the Reorganization. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance information prior to May 21, 2021 included herein is that of the Predecessor Fund. Performance information prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund of which the Predecessor Fund was the successor.

The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated Fund performance information can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 855.621.9877.

E-VALUATOR AGGRESSIVE GROWTH (85%-99%) RMS FUND

(SERVICE CLASS)

Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS(1)
Bar Chart [Table]

(1)	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Aggressive Growth Risk Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 21.93% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -22.02% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance [Table]
The E-Valuator Aggressive Growth (85%-99%) RMS Fund – Service Class	1 Year	5 Years	10 Years
Return Before Taxes	19.51%	8.09%	9.87%
Return After Taxes on Distributions(1)	14.44%	5.59%	7.83%
Return After Taxes on Distributions and Sale of Fund Shares(2)	14.56%	5.68%	7.34%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

R4 Class Shares C000229455 [Member] | THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund commenced operations as a series of the Trust following the completion of the reorganization of the corresponding series of World Funds Trust with the same name and managed by the Adviser (the “Predecessor Fund”) into the Fund, which occurred on May 21, 2021 (the “Reorganization”). The investment objective, strategy, policies, guidelines and restrictions of the Fund were and continue to be, in all material respects, the same as those of the Predecessor Fund at the time of the Reorganization. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance information prior to May 21, 2021 included herein is that of the Predecessor Fund. Performance information prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund of which the Predecessor Fund was the successor.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated Fund performance information can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 855.621.9877.

E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND

(R4 CLASS)

Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS(1)
Bar Chart [Table]

(1)	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Very Conservative Risk Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 8.75% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -8.40% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance [Table]
The E-Valuator Very Conservative (0%-15%) RMS Fund – R4 Class	1 Year	5 Years	10 Years
Return Before Taxes	8.57%	1.55%	3.05%
Return After Taxes on Distributions(1)	7.19%	0.06%	2.01%
Return After Taxes on Distributions and Sale of Fund Shares(2)	5.10%	0.56%	2.00%
Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

R4 Class Shares C000229451 [Member] | THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund commenced operations as a series of the Trust following the completion of the reorganization of the corresponding series of World Funds Trust with the same name and managed by the Adviser (the “Predecessor Fund”) into the Fund, which occurred on May 21, 2021 (the “Reorganization”). The investment objective, strategy, policies, guidelines and restrictions of the Fund were and continue to be, in all material respects, the same as those of the Predecessor Fund at the time of the Reorganization. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance information prior to May 21, 2021 included herein is that of the Predecessor Fund. Performance information prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund of which the Predecessor Fund was the successor.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated Fund performance information can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 855.621.9877.

E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND

(R4 CLASS)

Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS(1)
Bar Chart [Table]

(1)	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Conservative Risk Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 10.76% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -10.66% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance [Table]
The E-Valuator Conservative (15%-30%) RMS Fund – R4 Class	1 Year	5 Years	10 Years
Return Before Taxes	10.50%	2.67%	4.62%
Return After Taxes on Distributions(1)	9.26%	0.89%	3.25%
Return After Taxes on Distributions and Sale of Fund Shares(2)	6.23%	1.33%	3.14%
Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

R4 Class Shares C000229452 [Member] | THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund commenced operations as a series of the Trust following the completion of the reorganization of the corresponding series of World Funds Trust with the same name and managed by the Adviser (the “Predecessor Fund”) into the Fund, which occurred on May 21, 2021 (the “Reorganization”). The investment objective, strategy, policies, guidelines and restrictions of the Fund were and continue to be, in all material respects, the same as those of the Predecessor Fund at the time of the Reorganization. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance information prior to May 21, 2021 included herein is that of the Predecessor Fund. Performance information prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund of which the Predecessor Fund was the successor.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated Fund performance information can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 855.621.9877.

E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND

(R4 CLASS)

Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS(1)
Bar Chart [Table]

(1)	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Tactically Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 14.13% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -14.63% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance [Table]
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund – R4 Class	1 Year	5 Years	10 Years
Return Before Taxes	12.52%	3.81%	5.58%
Return After Taxes on Distributions(1)	10.81%	2.24%	4.25%
Return After Taxes on Distributions and Sale of Fund Shares(2)	7.75%	2.37%	3.92%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

R4 Class Shares C000229454 [Member] | THE E-VALUATOR MODERATE (50%-70%) RMS FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund commenced operations as a series of the Trust following the completion of the reorganization of the corresponding series of World Funds Trust with the same name and managed by the Adviser (the “Predecessor Fund”) into the Fund, which occurred on May 21, 2021 (the “Reorganization”). The investment objective, strategy, policies, guidelines and restrictions of the Fund were and continue to be, in all material respects, the same as those of the Predecessor Fund at the time of the Reorganization. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance information prior to May 21, 2021 included herein is that of the Predecessor Fund. Performance information prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund of which the Predecessor Fund was the successor.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated Fund performance information can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 855.621.9877.

E-VALUATOR MODERATE (50%-70%) RMS FUND

(R4 CLASS)

Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS(1)
Bar Chart [Table]

(1)	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Moderate Risk Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 17.44% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -17.56% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance [Table]
The E-Valuator Moderate (50%-70%) RMS Fund – R4 Class	1 Year	5 Years	10 Years
Return Before Taxes	15.41%	5.34%	7.42%
Return After Taxes on Distributions(1)	12.87%	3.11%	5.55%
Return After Taxes on Distributions and Sale of Fund Shares(2)	10.55%	3.42%	5.29%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

R4 Class Shares C000229453 [Member] | THE E-VALUATOR GROWTH (70%-85%) RMS FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund commenced operations as a series of the Trust following the completion of the reorganization of the corresponding series of World Funds Trust with the same name and managed by the Adviser (the “Predecessor Fund”) into the Fund, which occurred on May 21, 2021 (the “Reorganization”). The investment objective, strategy, policies, guidelines and restrictions of the Fund were and continue to be, in all material respects, the same as those of the Predecessor Fund at the time of the Reorganization. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance information prior to May 21, 2021 included herein is that of the Predecessor Fund. Performance information prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund of which the Predecessor Fund was the successor.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated Fund performance information can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 855.621.9877.

E-VALUATOR GROWTH (70%-85%) RMS FUND

(R4 CLASS)

Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS(1)
Bar Chart [Table]

(1)	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Growth Risk Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 21.02% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -19.36% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance [Table]
The E-Valuator Growth (70%-85%) RMS Fund – R4 Class	1 Year	5 Year	10 Years
Return Before Taxes	17.23%	6.57%	8.79%
Return After Taxes on Distributions(1)	12.35%	4.08%	6.66%
Return After Taxes on Distributions and Sale of Fund Shares(2)	12.98%	4.44%	6.39%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

R4 Class Shares C000229450 [Member] | THE E-VALUATOR AGGRESSIVE GROWTH (85%-99%) RMS FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund commenced operations as a series of the Trust following the completion of the reorganization of the corresponding series of World Funds Trust with the same name and managed by the Adviser (the “Predecessor Fund”) into the Fund, which occurred on May 21, 2021 (the “Reorganization”). The investment objective, strategy, policies, guidelines and restrictions of the Fund were and continue to be, in all material respects, the same as those of the Predecessor Fund at the time of the Reorganization. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance information prior to May 21, 2021 included herein is that of the Predecessor Fund. Performance information prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund of which the Predecessor Fund was the successor.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated Fund performance information can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 855.621.9877.

E-VALUATOR AGGRESSIVE GROWTH (85%-99%) RMS FUND

(R4 CLASS)

Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS(1)
Bar Chart [Table]

(1)	The performance presented for periods prior to May 26, 2016 is the historic performance of a bank-sponsored collective investment fund, The E-Valuator Aggressive Growth Risk Managed Strategy (the “CIF”), of which the Predecessor Fund was the successor (net of actual fees and expenses charged to the CIF). The performance of the CIF has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the CIF were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods after May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 21.78% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -22.04% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of a broad measure of market performance.

Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance [Table]
The E-Valuator Aggressive Growth (85%-99%) RMS Fund – R4 Class	1 Year	5 Years	10 Years
Return Before Taxes	19.09%	7.67%	9.51%
Return After Taxes on Distributions(1)	14.16%	5.30%	7.57%
Return After Taxes on Distributions and Sale of Fund Shares(2)	14.27%	5.40%	7.08%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(2)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.